ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Appfluent [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation of Business Acquisition
Cash and cash equivalents acquired	$595
Accounts receivables and other current assets	82
Deferred revenues	(504)
Trade payables, accrued expenses and other current liabilities	(154)
Non-current liabilities	(123)
Deferred taxes, net	(1,135)
Developed technology (1)	6,350
Customers relationships (2)	382
Goodwill	13,720

Total purchase price	$19,213

Summary of Pro Forma Information
	Year ended
	December 31,
	2015	2014
	Unaudited

Revenues	$49,841	$38,582
Net loss	$(1,589)	$(6,546)
Basic and diluted loss per share	$(0.10)	$(0.44)

Hayes Technology Group Incorporated [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation of Business Acquisition
Net assets (including cash of $ 337)	$733
Deferred revenues	(366)
Intangible assets	4,384
Goodwill	4,547

Total purchase price	$9,298

Schedule of Intangible Assets Acquired in Business Acquisition
Fair value

Core technology (1)	$3,596
Customer relationships (2)	564
Non-Competition agreement (3)	224

Total intangible assets	$4,384

Summary of Pro Forma Information
Year ended December 31,
2013
Unaudited

Revenues	$28,381
Net loss	$(1,240)
Basic and diluted loss per share	$(0.11)